Note 4 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Cash and cash equivalents	$ 14	$ 19	$ 124	$ 334
UNITED STATES
Statement Line Items [Line Items]
Cash and cash equivalents	11	17
CANADA
Statement Line Items [Line Items]
Cash and cash equivalents	1	1
ISRAEL
Statement Line Items [Line Items]
Cash and cash equivalents	$ 2	$ 1